Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Promotional incentives remittance period after transactions	2 months
Intangible assets with indefinite useful lives	$ 0
Bottom of Range
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Budgets and forecast calculations period	5 years
Top of Range
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Budgets and forecast calculations period	10 years